Document and Entity Information - USD ($)	3 Months Ended
	Mar. 31, 2018	May 15, 2018	Jun. 30, 2017
Document And Entity Information
Entity Registrant Name	Genius Brands International, Inc.
Entity Central Index Key	0001355848
Document Type	POS AM
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 16,713,372
Entity Common Stock, Shares Outstanding		8,516,969
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2018